Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Schedule of Convertible Notes

The following table presents the 2024 CP BF Convertible Note as of September 30, 2025:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	8,375
Carrying value of the CP BF convertible notes	8,767,150
Accrued interest	1,320,508
Prepayments made	(3,123,992)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$6,747,383

The following table presents the 2024 CP BF Convertible Note as of December 31, 2024:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	11,066
Carrying value of the CP BF convertible notes	8,769,841
Accrued interest	369,459
Prepayments made	(283,315)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$8,639,701

The following table presents the Related Party and Third Party Convertible Notes, respectively, as of December 31, 2023:

	Related Party	Third Party
Face value of the convertible notes	$6,783,538	$3,196,206
Debt discount, net	(131,867)	(83,688)
Carrying value of the convertible notes	6,651,671	3,112,518
Accrued interest	619,697	233,714
Conversion of convertible notes	(7,271,368)	(3,346,232)
Total convertible notes and accrued interest	$—	$—
The following table presents the 2024 CP BF Convertible Note as of December 31, 2024:

Face value of the CP BF convertible notes	$8,758,775
Debt premium, net	11,066
Carrying value of the CP BF convertible notes	8,769,841
Accrued interest	369,459
Prepayments made	(283,315)
Conversions	(216,284)
Total CP BF convertible notes and accrued interest	$8,639,701

The following table presents the Old CP BF convertible notes as of December 31, 2024:

Face value of the CP BF convertible notes	$1,821,345
Debt discount, net	(17,370)
Carrying value of the CP BF convertible notes	1,803,975
Accrued interest	1,240,297
Carrying value of the CP BF term note extinguished	(3,044,272)
Total CP BF convertible notes and accrued interest	$—

The following table presents the Old CP BF convertible notes as of December 31, 2023:

Face value of the CP BF convertible notes	$1,821,345
Debt discount, net	(41,983)
Carrying value of the CP BF convertible notes	1,779,362
Accrued interest	914,479
Total CP BF convertible notes and accrued interest	$2,693,841

The following table presents the Old CP BF term note as of December 31, 2024:

Face value of the CP BF term note	$6,500,000
Debt discount, net	(50,961)
Carrying value of the CP BF term note	6,449,039
Accrued interest	853,451
Carrying value of the CP BF term note extinguished	(7,302,490)
Total CP BF term note and accrued interest	$—

The following table presents the Old CP BF term note as of December 31, 2023:

Face value of the CP BF term note	$6,500,000
Debt discount, net	(129,586)
Carrying value of the CP BF term note	6,370,414
Accrued interest	289,373
Total CP BF term note and accrued interest	$6,659,787

Agile Term Notes [Member]
Debt Instrument [Line Items]
Summary of Notes

The following presents the Agile Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	3,143,000
Issuance of Agile term notes	4,000,000
Loss on restructuring	1,769,895
Repayments in cash	(3,540,800)
Change in fair value	165,905
Balance at March 31, 2025	5,538,000
Issuance of Agile term notes	262,500
Loss on issuance	110,500
Repayments in cash	(1,929,885)
Change in fair value	149,885
Balance at June 30, 2025	4,131,000
Repayments in cash	(1,724,250)
Change in fair value	75,250
Balance at September 30, 2025	$2,482,000

Outstanding principal balance as of September 30, 2025	$2,108,014
Accrued interest as of September 30, 2025	$1,499,649

The following presents the Agile Notes as of December 31, 2024:

Fair Value
Balance at December 31, 2023	$—
Issuance of Agile term notes	3,450,000
Loss on debt issuance	390,000
Loss on restructuring	1,071,563
Repayments in cash	(1,857,151)
Change in fair value	88,588
Balance at December 31, 2024	$3,143,000

Outstanding principal balance as of December 31, 2024	$2,269,695
Accrued interest as of December 31, 2024	$100,095

Diagonal Convertible Notes [Member]
Debt Instrument [Line Items]
Summary of Notes

The following table presents the 1800 Diagonal Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	$432,000
Issuance of 1800 Diagonal convertible notes	124,200
Loss on debt issuance	21,800
Repayments in cash	(145,286)
Change in fair value	(21,714)
Balance at March 31, 2025	411,000
Issuance of 1800 Diagonal convertible notes	393,300
Loss on debt issuance	58,700
Repayments in cash	(316,719)
Change in fair value	(16,281)
Balance at June 30, 2025	530,000
Issuance of 1800 Diagonal convertible notes	447,350
Loss on debt issuance	65,650
Repayments in cash	(65,589)
Change in fair value	4,190
Conversions	(156,600)
Balance at September 30, 2025	$825,000

Outstanding principal balance as of September 30, 2025	$732,684
Accrued interest as of September 30, 2025	$71,505

The following table presents the 1800 Diagonal Notes as of December 31, 2024:

Fair Value
Balance at December 31, 2023	$—
Issuance of 1800 Diagonal convertible notes	432,400
Loss on debt issuance	92,208
Repayments in cash	(82,432)
Change in fair value	(10,176)
Balance at December 31, 2024	$432,000

Outstanding principal balance as of December 31, 2024	$370,886
Accrued interest as of December 31, 2024	$15,935

Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Summary of Notes

The following table presents the Private Placement Convertible Notes as of September 30, 2025:

Fair Value
Balance at December 31, 2024	$—
Balance at March 31, 2025	—
Issuance of Private Placement Convertible Notes	2,200,000
Loss on debt issuance	476,000
Balance at June 30, 2025	2,676,000
Issuance of Private Placement Convertible Notes	2,000,000
Loss on debt issuance	1,083,000
Repayments in cash	$(1,291,516)
Change in fair value	$(514,338)
Conversions	$(1,649,146)
Balance at September 30, 2025	$2,304,000

Outstanding principal balance as of September 30, 2025	$2,750,853
Accrued interest as of September 30, 2025	$1,193,231